10. COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Jun. 30, 2012
Commitments And Contingencies Details
June 30, 2013	$ 91,000
June 30, 2014	78,000
June 30, 2015	64,000
June 30, 2016	25,000
Total future minimum lease payments	258,000
Less: current portion	(91,000)
Total Long-Term Portion	$ 167,000